Subsequent Events (Details) - shares			12 Months Ended
	Sep. 22, 2025	Sep. 18, 2025	Mar. 31, 2025	Jun. 30, 2025	Apr. 05, 2024	Mar. 31, 2024	Oct. 21, 2020
Subsequent Events [Line Items]
Description of reverse stock split		As a result of the 2025 Reverse Stock Split, each 34 shares of the common stock issued and outstanding prior to the split were combined into one share of the common stock issued and outstanding after the 2025 Reverse Stock Split	As a result of the 2025 Reverse Stock Split, each 34 shares of the common stock issued and outstanding prior to the split were combined into one share of the common stock issued and outstanding after the 2025 Reverse Stock Split
Common stock shares issued			8,575,686	8,575,686		8,575,686
Common stock shares outstanding			8,575,547	8,575,547		8,575,547
Preferred stock shares issued			6,545,386	6,545,386		545,386
Preferred stock shares outstanding			6,545,386	6,545,386		545,386
Forecast [Member]
Subsequent Events [Line Items]
Common stock shares issued	58,507
Description of conversion stock	common stock, at an adjusted conversion rate of 0.11 for 1
Mr. Zheng [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock shares issued		8,575,686
Common stock shares outstanding		8,575,686
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares issued	58,507
Description of conversion stock	common stock, at an adjusted conversion rate of 0.11 for 1
Series C Preferred Stock [Member]
Subsequent Events [Line Items]
Converted shares							11
Preferred stock shares issued			531,886	531,886
Preferred stock shares outstanding			531,886	531,886
Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock shares issued
Preferred stock shares outstanding
Series C Preferred Stock [Member] | Subsequent Event [Member] | Mr. Huihe Zheng [Member]
Subsequent Events [Line Items]
Converted shares	531,886
Series C Convertible Preferred Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Preferred stock shares issued
Preferred stock shares outstanding
Series C Convertible Preferred Stock [Member] | Mr. Huihe Zheng [Member] | Forecast [Member]
Subsequent Events [Line Items]
Converted shares	531,886
Maximum [Member]
Subsequent Events [Line Items]
Common stock shares issued			291,563,930	291,563,930	291,563,930
Common stock shares outstanding			291,563,930	291,563,930	291,563,930
Maximum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock shares issued		291,563,930
Common stock shares outstanding		291,563,930
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares issued		291,563,930
Common stock shares outstanding		291,559,200
Minimum [Member]
Subsequent Events [Line Items]
Common stock shares issued			29,156,393	29,156,393	29,156,393
Common stock shares outstanding			29,156,393	29,156,393	29,156,393
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares issued		8,575,686
Common stock shares outstanding		8,575,547